CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (2,061,740)	$ (1,148,081)	$ (7,640,973)	$ (6,365,984)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization expense	671	1,965	26,722	112,850
Change in fair value of derivatives	366,009	202,710	179,252	(161,122)
Change in fair value of contingent liabilities	(174,675)	0	47,500	0
Loss on issuance of derivatives	1,086,158	17,676	2,068,536	191,162
Gain on extinguishment of derivative liability	(28,573)	(351,971)	(1,431,541)	(264,539)
Loss on impairment of assets			579,957	957,377
Loss on shutdown of Axenic			18,451	0
Loss on sale of Alvey oil field			1,241,110	0
Loss on investment in WTXR			147,435	0
Bad debt expense			123,076	0
Shares issued for services			0	267,500
Stock compensation	23,400	47,500	177,135	0
Warrants issued for services	0	28,987	28,987	53,991
Amortization of debt discount	225,493	228,449	933,116	294,222
Changes in operating assets and liabilities
Prepaid expenses and other current assets	28,927	(48,574)	163,250	395,737
Contingent liabilities	(15,325)	(65,000)	(100,000)	437,500
Accounts payable	(63,360)	(34,215)	272,227	222,587
Accounts payable - related parties	55,500	23,275
Accrued interest	128,521	76,416	280,420	361,979
Net cash used in operating activities from continuing operations	(428,994)	(1,020,863)	(2,885,340)	(3,496,740)
Cash flows from investing activities:
Purchase of property and equipment	0	(87,350)	(861,350)	(338,001)
Cash issued for deposit on asset			(100,000)	0
Issuance of loan receivable	0	(5,000)	(25,000)	(90,000)
Cash received from non-controlling interest contribution			0	120,000
Net cash used in investing activities from continuing operations	0	(92,350)	(986,350)	(308,001)
Cash flows used financing activities:
Shares issued for cash	137,192	0	200,000	0
Proceeds from issuance of common stock			0	150,000
Proceeds from notes payable	64,064	400,000	517,562	183,061
Proceeds from convertible notes payable	495,000	922,500	3,570,800	2,582,650
Proceeds from related party convertible notes payable	65,600	0
Proceeds from notes payable, related party			14,482	0
Repayment of convertible notes payable	(104,075)	(104,338)	(284,313)	(277,638)
Repayment of notes payable	(12,681)	(68,500)	(129,242)	(95,000)
Repayment of notes payable from related party	(3,000)	0
Net cash provided by financing activities from continuing operations	642,100	1,149,662	3,889,289	2,543,073
Net change in cash and cash equivalents from continuing operations	213,106	36,449	17,599	(1,261,668)
Cash flow from discontinued operations:
Net cash from operating activities from discontinued operations	0	2,616	(26,780)	1,301,882
Net cash from financing activities from discontinued operations	0	0	(0)	(0)
Net cash from investing activities from discontinued operations	0	0	0	(220,220)
Net change in cash and cash equivalents from discontinued operations	0	2,616	(26,780)	1,081,662
Net change in cash and cash equivalents			(9,181)	(180,006)
Cash and cash equivalents at beginning of year	50,230	59,411	59,411	239,417
Cash and cash equivalents at end of period	263,336	98,476	50,230	59,411
Cash paid during the period for:
Interest	19,156	0	19,156	0
Income taxes	0	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Shares issued for conversion of convertible notes payable and accrued interest	121,178	961,193	4,139,034	1,695,000
Shares issued for deposit on distribution and manufacturing agreement	600,000	0
Shares issued for accrued interest			268,360	253,842
Shares issued for contingent liability			195,000	0
Derivative liability	1,570,758	56,585	1,035,000	0
Shares issued for stock price guarantee	15,325	0
Debt discount	529,600	0
Preferred to common stock exchange	$ 19,404	$ 0
Debt discount on convertible notes payable			$ (1,504,245)	$ 337,889